Investment Objectives and Goals - Kurv U.S. Large Cap TaxOptimized ETF	Jul. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV U.S. LARGE CAP TAXOPTIMIZED ETF (TICKER: LCTO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Kurv U.S. Large Cap TaxOptimized ETF (the “Fund”) seeks to maximize total return. A secondary objective seeks to maximize risk-adjusted after tax current income.